Segmented and geographic information, and major customers (Statements of Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 27,883	$ 58,410
Cost of sales	(31,239)	(56,724)
Depletion and amortization	(7,973)	(13,338)
Care and maintenance costs	(5,947)	(438)
Corporate general and administrative	(9,134)	(9,711)
Transaction costs	(23)	(3,467)
Exploration costs	(4,639)	(2,552)
Accretion on decommissioning provision	(166)	(210)
Interest and financing income (expense)	(253)	(1,790)
Foreign exchange gain (loss)	546	(51)
Gain on disposal of assets	37
Loss on derivative instruments	(160)	(2,457)
Gain on derivative warrant liability		46
Income (loss) before income taxes	(31,068)	(32,282)
Income tax recovery (expense)	1,002	(1,958)
Net loss for the year	(30,066)	(34,240)
Cosala Operations [Member]
Disclosure of operating segments [line items]
Revenue	1,424	39,620
Cost of sales	(1,816)	(27,642)
Depletion and amortization	(2,224)	(9,448)
Care and maintenance costs	(5,501)	(39)
Corporate general and administrative
Transaction costs
Exploration costs	(379)	(1,132)
Accretion on decommissioning provision	(106)	(148)
Interest and financing income (expense)	(243)	(625)
Foreign exchange gain (loss)	189	(289)
Gain on disposal of assets
Loss on derivative instruments
Gain on derivative warrant liability
Income (loss) before income taxes	(8,656)	297
Income tax recovery (expense)	470	(1,277)
Net loss for the year	(8,186)	(980)
Galena Complex [Member]
Disclosure of operating segments [line items]
Revenue	26,459	18,790
Cost of sales	(29,423)	(29,082)
Depletion and amortization	(5,415)	(3,599)
Care and maintenance costs	(446)	(399)
Corporate general and administrative
Transaction costs
Exploration costs	(3,697)	(705)
Accretion on decommissioning provision	(21)	(40)
Interest and financing income (expense)		15
Foreign exchange gain (loss)
Gain on disposal of assets	37
Loss on derivative instruments
Gain on derivative warrant liability
Income (loss) before income taxes	(12,506)	(15,020)
Income tax recovery (expense)	741	(681)
Net loss for the year	(11,765)	(15,701)
Relief Canyon [Member]
Disclosure of operating segments [line items]
Revenue
Cost of sales
Depletion and amortization	(194)	(164)
Care and maintenance costs
Corporate general and administrative
Transaction costs
Exploration costs	(563)	(715)
Accretion on decommissioning provision	(39)	(22)
Interest and financing income (expense)	84	19
Foreign exchange gain (loss)
Gain on disposal of assets
Loss on derivative instruments
Gain on derivative warrant liability
Income (loss) before income taxes	(712)	(882)
Income tax recovery (expense)
Net loss for the year	(712)	(882)
Corporate and Other [Member]
Disclosure of operating segments [line items]
Revenue
Cost of sales
Depletion and amortization	(140)	(127)
Care and maintenance costs
Corporate general and administrative	(9,134)	(9,711)
Transaction costs	(23)	(3,467)
Exploration costs
Accretion on decommissioning provision
Interest and financing income (expense)	(94)	(1,199)
Foreign exchange gain (loss)	357	238
Gain on disposal of assets
Loss on derivative instruments	(160)	(2,457)
Gain on derivative warrant liability		46
Income (loss) before income taxes	(9,194)	(16,677)
Income tax recovery (expense)	(209)
Net loss for the year	$ (9,403)	$ (16,677)